Insurance	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Insurance

7.  Insurance

Insurance Liabilities

Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

	Future Policy		Policyholder Account		Other Policy-Related
	Benefits		Balances		Balances

	December 31,
	2011	2010	2011	2010	2011	2010

	(In millions)

Retail Products	$5,175	$4,304	$30,001	$27,580	$2,577	$2,285
Corporate Benefit Funding	14,028	12,991	8,375	9,452	14	5
Corporate & Other	6,280	5,903	3,699	2,259	398	362
Total	$25,483	$23,198	$42,075	$39,291	$2,989	$2,652

See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

Value of Distribution Agreements and Customer Relationships Acquired

Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

Amount

(In millions)

Balance at January 1, 2009	$224
Amortization	(9)
Balance at December 31, 2009	215
Amortization	(12)
Balance at December 31, 2010	203
Amortization	(13)
Balance at December 31, 2011	$190

The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

Sales Inducements

Information regarding deferred sales inducements, which are reported in other assets, was as follows:

Amount

(In millions)

Balance at January 1, 2009	$422
Capitalization	124
Amortization	(53)
Balance at December 31, 2009	493
Capitalization	100
Amortization	(56)
Balance at December 31, 2010	537
Capitalization	79
Amortization	(81)
Balance at December 31, 2011	$535

Separate Accounts

Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

Obligations Under Funding Agreements

The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities (“SPEs”) that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank (“FHLB”) of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

	Liability		Collateral

	December 31,
	2011	2010	2011		2010

	(In millions)

FHLB of Boston (1)	$450	$100	$518	(2)	$211	(2)
Farmer Mac (3)	$200	$200	$230	(4)	$231	(4)

___________

  Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

  Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

  Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States (“Farmer Mac”).

  Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Balance at January 1,	$978	$805	$691
Less: Reinsurance recoverables	878	706	589
Net balance at January 1,	100	99	102
Incurred related to:
Current year	5	24	26
Prior years	4	(12)	(17)
Total incurred	9	12	9
Paid related to:
Current year	0	(1)	(1)
Prior years	(10)	(10)	(11)
Total paid	(10)	(11)	(12)
Net balance at December 31,	99	100	99
Add: Reinsurance recoverables	980	878	706
Balance at December 31,	$1,079	$978	$805

During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

Guarantees

The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return (“anniversary contract value” or “minimum return”). These guarantees include benefits that are payable in the event of death or at annuitization.

The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

	December 31,
	2011				2010
	In the		At		In the		At
	Event of Death		Annuitization		Event of Death		Annuitization

	(In millions)

Annuity Contracts (1)
Return of Net Deposits
Separate account value	$27,161		N/A		$21,840		N/A
Net amount at risk (2)	$795	(3)	N/A		$415	(3)	N/A
Average attained age of contractholders	63 years		N/A		62 years		N/A
Anniversary Contract Value or Minimum Return
Separate account value	$49,389		$41,713		$42,553		$30,613
Net amount at risk (2)	$4,720	(3)	$6,595	(4)	$3,200	(3)	$3,523	(4)
Average attained age of contractholders	62 years		62 years		60 years		62 years

					December 31,
					2011		2010

					Secondary Guarantees

					(In millions)

Universal and Variable Life Contracts (1)
Account value (general and separate account)					$5,177		$3,740
Net amount at risk (2)					$80,477	(3)	$51,639	(3)
Average attained age of policyholders					58 years		59 years

____________

  The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.
  The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).
  The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.
  The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

			Universal and Variable
	Annuity Contracts		Life Contracts
	Guaranteed	Guaranteed
	Death	Annuitization	Secondary
	Benefits	Benefits	Guarantees	Total

	(In millions)

Direct
Balance at January 1, 2009	$98	$221	$108	$427
Incurred guaranteed benefits	48	(6)	187	229
Paid guaranteed benefits	(89)	0	0	(89)
Balance at December 31, 2009	57	215	295	567
Incurred guaranteed benefits	52	66	601	719
Paid guaranteed benefits	(30)	0	0	(30)
Balance at December 31, 2010	79	281	896	1,256
Incurred guaranteed benefits	84	128	140	352
Paid guaranteed benefits	(25)	0	0	(25)
Balance at December 31, 2011	$138	$409	$1,036	$1,583

Ceded
Balance at January 1, 2009	$86	$72	$0	$158
Incurred guaranteed benefits	38	2	142	182
Paid guaranteed benefits	(68)	0	0	(68)
Balance at December 31, 2009	56	74	142	272
Incurred guaranteed benefits	38	23	515	576
Paid guaranteed benefits	(18)	0	0	(18)
Balance at December 31, 2010	76	97	657	830
Incurred guaranteed benefits	59	42	110	211
Paid guaranteed benefits	(21)	0	0	(21)
Balance at December 31, 2011	$114	$139	$767	$1,020

Net
Balance at January 1, 2009	$12	$149	$108	$269
Incurred guaranteed benefits	10	(8)	45	47
Paid guaranteed benefits	(21)	0	0	(21)
Balance at December 31, 2009	1	141	153	295
Incurred guaranteed benefits	14	43	86	143
Paid guaranteed benefits	(12)	0	0	(12)
Balance at December 31, 2010	3	184	239	426
Incurred guaranteed benefits	25	86	30	141
Paid guaranteed benefits	(4)	0	0	(4)
Balance at December 31, 2011	$24	$270	$269	$563

Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

	December 31,
	2011	2010

	(In millions)

Fund Groupings:
Equity	$33,482	$34,207
Balanced	29,189	19,552
Bond	4,132	4,330
Money Market	1,077	1,136
Specialty	1,002	1,004
Total	$68,882	$60,229